Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Depreciation Useful Life	Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office and electronic equipment	3 years

Schedule of Revenues by Revenue Streams

For the years ended June 30, 2026, 2025 and 2024, the disaggregated revenues by revenue streams were as follows:

	For the years ended June 30,
	2026	2025	2024
Time charter revenue (over time)	$16,926,332	$19,306,369	$19,613,798
Vessel management services revenue (over time)	8,506,717	5,829,312	5,913,138
Total	$25,433,049	$25,135,681	$25,526,936

Schedule of Revenues by Customer Location

For the years ended June 30, 2026, 2025 and 2024, the disaggregated revenues by customer location were as follows:

	For the years ended June 30,
	2026	2025	2024
Singapore	$18,027,419	$19,306,369	$12,281,701
Hong Kong S.A.R.	4,161,326	4,068,128	4,088,106
BVI	—	—	4,755,737
Other countries	3,244,304	1,761,184	4,401,392
Total	$25,433,049	$25,135,681	$25,526,936